Annual Operating Expenses {- Fidelity Europe Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Europe Fund - Fidelity Europe Fund	Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	1.03%